Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Feb. 15, 2019	Jun. 30, 2018
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	SWX
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity Central Index Key	0001692115
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Common Stock, Shares Outstanding		53,080,357
Entity Shell Company	false
Entity Public Float			$ 3,746,859,393
Southwest Gas Corporation
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	SWX
Entity Registrant Name	Southwest Gas Corporation
Entity Central Index Key	0000092416
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Shell Company	false